Subsequent Events - Additional Information (Details) - USD ($)								2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 28, 2022	Oct. 26, 2022	Oct. 24, 2022	Oct. 17, 2022	Apr. 18, 2022	Apr. 12, 2022	Mar. 16, 2022	Mar. 31, 2022	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 06, 2022	Jul. 29, 2022	Jul. 28, 2022	May 04, 2022	Mar. 02, 2022	Nov. 15, 2021	Oct. 15, 2021	Sep. 10, 2021	Jun. 10, 2021	Nov. 06, 2020	Jun. 30, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Common stock, par value										$ 0.001		$ 0.001	$ 0.001				$ 0.001								$ 0.001
Debt instrument, interest rate										3.75%														3.75%
Debt instrument, face amount										$ 63,000														$ 63,000
Cash proceeds										$ 350,000	$ 0
Forward Purchase Agreements [Member] | Maximum [Member]
Subsequent Event [Line Items]
Volume Weighted Average Price		$ 3
Number of Consecutive Trading Days for Determining Share Price		20 days
Number of Trading Days for Determining Share Price		30 days
Forward Purchase Agreements [Member] | Minimum [Member]
Subsequent Event [Line Items]
Volume Weighted Average Price		$ 2.5
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, amount													$ 726,000
Debt instrument, interest rate																										15.00%	15.00%
Debt instrument, face amount																										$ 15,700,000	$ 15,700,000
LMF ACQUISITION OPPORTUNITIES, INC.
Subsequent Event [Line Items]
Total borrowings amount																							$ 300,000
LMF ACQUISITION OPPORTUNITIES, INC. | LMFA Note [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Expiration Date	Oct. 30, 2023
Percentage of the gross cash proceeds received from any future debt	5.00%
Cash proceeds	$ 500,000
LMF ACQUISITION OPPORTUNITIES, INC. | Maximum [Member] | LMFA Note [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate During Period	7.00%
Line of Credit Facility, Interest Rate at Period End	15.00%
LMF ACQUISITION OPPORTUNITIES, INC. | Minimum [Member] | LMFA Note [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate During Period	15.00%
Line of Credit Facility, Interest Rate at Period End	18.00%
LMF ACQUISITION OPPORTUNITIES, INC. | Tumim Letter Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Long-Term Purchase Commitment, Amount			$ 500,000
LMF ACQUISITION OPPORTUNITIES, INC. | Tumim Letter Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Long-Term Purchase Commitment, Amount			1,000,000
IBT & David Humes Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, term												3 years
Debt instrument, interest rate												8.00%
Dow Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, term					3 years	3 years	2 years					1 year
Debt instrument, interest rate										8.00%		8.00%
Debt instrument, face amount					$ 120,000	$ 480,000	$ 120,000												$ 240,000	$ 240,000	$ 840,000	$ 300,000
Union Carbide Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, term					3 years	3 years	2 years					1 year
Debt instrument, interest rate										8.00%		8.00%
Debt instrument, face amount					$ 80,000	$ 320,000	$ 80,000												$ 160,000	$ 160,000	$ 560,000	$ 200,000
Investor Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, term												3 years
Debt instrument, interest rate										8.00%		8.00%
Debt instrument, face amount										$ 422,000		$ 104,000
Sponsor Note [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Subsequent Event [Line Items]
Debt instrument, face amount	$ 2,785,000														$ 1,035,000	$ 1,750,000
Percentage of the gross cash proceeds received from any future debt	5.00%
Limit of gross cash proceeds exempt from repayment	$ 500,000
Sponsor Note [Member] | LMF ACQUISITION OPPORTUNITIES, INC. | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate	7.00%
Sponsor Note [Member] | LMF ACQUISITION OPPORTUNITIES, INC. | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate	15.00%
Maxim Note [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Subsequent Event [Line Items]
Percentage of the gross cash proceeds received from any future debt	25.00%
Professional Fees	$ 4,182,353
Limit of gross cash proceeds exempt from repayment	$ 500,000
Maxim Note [Member] | LMF ACQUISITION OPPORTUNITIES, INC. | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate	7.00%
Maxim Note [Member] | LMF ACQUISITION OPPORTUNITIES, INC. | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate	15.00%
Common Class A [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share Price		10
Common Class A [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share Price		$ 5
Common Class A [Member] | Vellar Prepaid Forward Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions				523,400
Stock Repurchased During Period, Shares				100,000
Share Price				$ 10.37
Payment Out Of The Trust Account				$ 5,428,000
Stock Repurchased During Period, Value				1,037,000
Business Acquisition ,Structuring Fee				5,000
Common Class A [Member] | HB Strategies Prepaid Forward Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions		700,000
Stock Repurchased During Period, Shares		50,000
Share Price		$ 10.37
Payment Out Of The Trust Account		$ 7,259,000
Stock Repurchased During Period, Value		519,000
Business Acquisition ,Structuring Fee		$ 3,000
Common Class A [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Subsequent Event [Line Items]
Common stock, par value										$ 0.0001		$ 0.0001	$ 0.0001
Common Class B [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Subsequent Event [Line Items]
Common stock, par value										$ 0.0001		$ 0.0001	$ 0.0001
LMF Merger Sub, Inc [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 85,408,328
Business Acquisition Transaction Costs Capped Amount	800,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 85,000,000
LMF Merger Sub, Inc [Member] | LMF ACQUISITION OPPORTUNITIES, INC. | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Business Acquisition Share Price	$ 10
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	7,837,628
LMF Merger Sub, Inc [Member] | Common Class A [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Common Stock, Conversion Basis	one-to-one
LMF Merger Sub, Inc [Member] | Common Class B [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Subsequent Event [Line Items]
Common stock, par value	$ 0.001
Subsequent Event [Member] | LMFA Note [Member]
Subsequent Event [Line Items]
Additional advance amount														$ 350,000
Total borrowings amount														$ 700,000
Line of Credit Facility, Expiration Date	Oct. 30, 2022
Percentage of the gross cash proceeds received from any future debt	5.00%
Cash proceeds	$ 500,000
Subsequent Event [Member] | Maximum [Member] | LMFA Note [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate During Period	7.00%
Line of Credit Facility, Interest Rate at Period End	15.00%
Subsequent Event [Member] | Minimum [Member] | LMFA Note [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Interest Rate During Period	15.00%
Line of Credit Facility, Interest Rate at Period End	18.00%
Subsequent Event [Member] | Tumim Letter Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Long-Term Purchase Commitment, Amount			500,000
Subsequent Event [Member] | Tumim Letter Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Long-Term Purchase Commitment, Amount			$ 1,000,000
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, term							1 year
Debt instrument, interest rate							8.00%
Debt instrument, convertible, discount price per share, percent							20.00%
Debt instrument, face amount							$ 200,000,000
Subsequent Event [Member] | LMF ACQUISITION OPPORTUNITIES, INC. | Sponsor [Member] | Working Capital Loan [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 340,000,000	$ 340,000,000
Due from Related Parties, Current								$ 1,500	$ 1,500
Subsequent Event [Member] | IBT & David Humes Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, term								3 years
Debt instrument, interest rate								8.00%	8.00%
Debt instrument, convertible, discount price per share, percent								20.00%	20.00%
Subsequent Event [Member] | IBT & David Humes Notes [Member] | IBT [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, amount									$ 76,000,000
Subsequent Event [Member] | IBT & David Humes Notes [Member] | David Humes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, amount									$ 21,000,000
Subsequent Event [Member] | Dow Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, face amount							120,000,000
Subsequent Event [Member] | Union Carbide Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, face amount							$ 80,000,000
Subsequent Event [Member] | Investor Notes [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt instrument, term						3 years
Debt instrument, interest rate						8.00%
Debt instrument, convertible, discount price per share, percent						20.00%
Debt instrument, face amount						$ 1,222,000,000
Subsequent Event [Member] | Sponsor Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 2,785,000														$ 1,035,000	$ 1,750,000
Percentage of the gross cash proceeds received from any future debt	5.00%
Limit of gross cash proceeds exempt from repayment	$ 500,000
Subsequent Event [Member] | Sponsor Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Limit of gross cash proceeds exempt from repayment	$ 7,000
Subsequent Event [Member] | Sponsor Note [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate	15.00%
Subsequent Event [Member] | Maxim Note [Member]
Subsequent Event [Line Items]
Percentage of the gross cash proceeds received from any future debt	25.00%
Professional Fees	$ 4,182,000
Limit of gross cash proceeds exempt from repayment	$ 500,000
Subsequent Event [Member] | Maxim Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate	7.00%
Subsequent Event [Member] | Maxim Note [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate	15.00%
Subsequent Event [Member] | Note Payable Government Loan [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				63,000
Accrued interest				$ 5,000
Subsequent Event [Member] | LMF Merger Sub, Inc [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 85,408,000
Business Acquisition Transaction Costs Capped Amount	800,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 85,000,000
Subsequent Event [Member] | LMF Merger Sub, Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Business Acquisition Share Price	$ 10
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	7,837,628
Subsequent Event [Member] | LMF Merger Sub, Inc [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.001
Subsequent Event [Member] | LMF Merger Sub, Inc [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.001
Common Stock, Conversion Basis	one-to-one
Subsequent Event [Member] | Special Purpose Acquisition Company (SPAC) [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired																		100.00%